Recently issued accounting standards (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Interest-bearing deposits with banks	SFr 1,298		SFr 741
Loans Receivable, Fair Value Disclosure	11,408		12,662
Financing Receivable and Fair value Loans, Net Reported amount	291,908		296,779
Financing Receivable, before Allowance for Credit Loss and Fee	282,131		285,179
Loans and Leases Receivable, Allowance			946	SFr 902	SFr 882
Other Assets	39,637		39,609
Liabilities [Abstract]
Other Liabilities	31,434		31,043
Other Liabilities, Fair Value Disclosure	7,780		7,891
Off-Balance Sheet, Credit Loss, Liability	311		172
Retained Earnings (Accumulated Deficit)	32,834		30,634
Revision of Prior Period, Reclassification, Adjustment [Member]
Assets [Abstract]
Financing Receivable and Fair value Loans, Net Reported amount		SFr 248
Financing Receivable, before Allowance for Credit Loss and Fee		(248)
Accounting Standards Update 2016-13 [Member]
Assets [Abstract]
Allowance for Credit Losses on Other Assets, held at amortized cost			(33)
Liabilities [Abstract]
Retained Earnings (Accumulated Deficit)		(132)
Accounting Standards Update 2016-13 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets [Abstract]
Cash and Due from Banks		(1)
Allowance for Credit Losses on Cash and Due from Banks		(1)
Interest-bearing deposits with banks		(3)
Allowance for Credit Losses on Interest-bearing deposits with banks		(3)
Loans Receivable, Fair Value Disclosure		(187)
Financing Receivable and Fair value Loans, Net Reported amount		(84)
Loans and Leases Receivable, Allowance		(103)
Other Assets		(8)
Allowance for Credit Losses on Other Assets, held at amortized cost		(8)
Liabilities [Abstract]
Other Liabilities		(36)
Other Liabilities, Fair Value Disclosure		7
Off-Balance Sheet, Credit Loss, Liability		(43)
Net Assets		(163)
Accounting Standards Update 2016-13 [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment, Tax Impact [Member]
Liabilities [Abstract]
Net Assets		31
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member]
Assets [Abstract]
Cash and Due from Banks		101,878
Allowance for Credit Losses on Cash and Due from Banks		(1)
Interest-bearing deposits with banks		738
Allowance for Credit Losses on Interest-bearing deposits with banks		(3)
Loans Receivable, Fair Value Disclosure		296,592
Financing Receivable and Fair value Loans, Net Reported amount		12,826
Financing Receivable, before Allowance for Credit Loss and Fee		284,931
Loans and Leases Receivable, Allowance		(1,049)
Other Assets		39,632
Allowance for Credit Losses on Other Assets, held at amortized cost		(41)
Liabilities [Abstract]
Other Liabilities		31,007
Other Liabilities, Fair Value Disclosure		7,898
Off-Balance Sheet, Credit Loss, Liability		129
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Liabilities [Abstract]
Retained Earnings (Accumulated Deficit)		SFr (132)
Bank
Assets [Abstract]
Interest-bearing deposits with banks	1,230		673
Loans Receivable, Fair Value Disclosure	11,408		12,661
Financing Receivable and Fair value Loans, Net Reported amount	300,341		304,025
Financing Receivable, before Allowance for Credit Loss and Fee	290,563		292,425
Loans and Leases Receivable, Allowance			945	SFr 901	SFr 881
Other Assets	36,574		37,069
Liabilities [Abstract]
Other Liabilities	30,340		30,406
Other Liabilities, Fair Value Disclosure	7,756		7,869
Off-Balance Sheet, Credit Loss, Liability	311		172
Retained Earnings (Accumulated Deficit)	SFr 15,871		SFr 13,492